Risk Report - Asset Quality - Legal Claims (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Asset Quality [Abstract]
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding	€ 277	€ 222